SHARE-BASED PAYMENTS - Share option plan black-scholes option pricing model (Details) - Share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares
Weighted average assumptions used in computing the fair value of stock options granted
Weighted average share price (CDN$) | $ / shares	$ 4.59
Expected dividend yield	0.00%
Expected volatility	44.80%
Risk-free interest rate	1.80%
Expected option life (in years)	4 years 6 months
Weighted average fair value per stock option granted (CDN$) | $	$ 1,790